Employee Benefit Plans - Future Expected Pension Benefit Payments (Detail) (Defined Benefit Pension Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 13.1
2016	13.6
2017	14.2
2018	14.8
2019	15.4
5 years thereafter	$ 88.0